Significant Accounting Policies - Equity Compensation Plan (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Equity Compensation Plan:
Maximum number of shares that may be issued as a proportion of outstanding capital stock	6.00%
Period of automatic termination from approval of plan by stockholders	P10Y
Common Stock
Equity Compensation Plan:
Vesting period	0 years
Contractual obligation for any stock to be granted	$ 0.0